Pay vs Performance Disclosure number in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2023	Dec. 09, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table (“SCT”) Total for PEO 1 (b-1)(1)	Compensation Actually Paid (“CAP”) to PEO 1 (c-1)(1)(2)	SCT Total for PEO 2 (b-2)(1)	CAP to PEO 2 (c-2)(1)(2)	SCT Total for PEO 3 (b-3)(1)	CAP to PEO 3 (c-3)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (“NEOs”) (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(5)	Company-Selected Measure: Adjusted EBITDA * (in thousands) (i)(6)
									Total Shareholder Return (“TSR”) (f)(3)	Peer Group TSR (g)(4)
2025	$744,707	$14,044,496					$2,722,432	$4,851,600	$46.35	$195.91	$(83,250)	$69,332
2024	$19,057,618	$11,118,485					$7,564,302	$4,696,453	$31.98	$163.03	$(56,514)	$69,308
2023	$3,339,028	$28,415,687	$906,845	$(1,643,130)			$720,376	$1,090,560	$33.79	$130.55	$(52,934)	$55,453
2022			$8,690,747	$(524,483)			$1,952,463	$157,360	$22.58	$84.88	$(234,380)	$(15,113)
2021			$9,419,692	$9,727,192	$6,528,618	$2,297,036	$3,033,187	$255,230	$60.96	$126.63	$120,348	$143,228
* Adjusted EBITDA is a non-GAAP financial measure. See “Appendix A” for a reconciliation of Adjusted EBITDA to the most comparable U.S. GAAP performance measure, “Net income (loss).”

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote					Our Principal executive officer (“PEO”) for 2025, 2024 and part of fiscal year 2023 (from March 30, 2023 through December 31, 2023), was Dusan Senkypl (“PEO 1”). Our PEO for all of 2022 and part of 2021 and 2023 (from December 10, 2021 through March 31, 2023) was Kedar Deshpande (“PEO 2”); and our PEO for part of 2021 was Aaron Cooper (“PEO 3”). For 2025, our non-PEO NEOs were Jiri Ponrt and Rana Kashyap. For 2024, our only non-PEO NEO was Jiri Ponrt. For 2023, our non-PEO NEOs were Jiri Ponrt, Damien Schmitz, and Dane Drobny. For 2022, our non-PEO NEOs were Damien Schmitz and Dane Drobny. For 2021, our non-PEO NEOs were Damien Schmitz, Dane Drobny, and Melissa Thomas.
Peer Group Issuers, Footnote					For purposes of this pay versus performance disclosure, our peer group is the Nasdaq 100 Index (the “Peer Group”). For each of 2025, 2024, 2023, 2022 and 2021, our peer group TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in our Peer Group.
Adjustment To PEO Compensation, Footnote	For each of 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2 and PEO 3, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3), (b-4) and column (d), respectively:

Item Added (Deducted)	2025	2024	2023	2022	2021
For PEO 1 (Dusan Senkypl):
Summary Compensation Table Total for PEO 1 (column (b-1))	$744,707	$19,057,618	$3,339,028	n/a	n/a
- SCT “Stock Awards” column value	$(530,495)	$(18,943,753)	$—
- SCT “Option Awards” column value	$—	$—	$(3,325,000)
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$—	$12,503,714	$18,750,006
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$5,357,685	$(641,502)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$9,696,359
+/- change in fair value for prior-year equity awards that vested in the covered year	$8,472,600	$(857,590)	$(44,706)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$14,044,496	$11,118,485	$28,415,687
For PEO 2 (Kedar Deshpande):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	n/a	$906,845	$8,690,747	$9,419,692
- SCT “Stock Awards” column value			$—	$7,980,691	$8,377,500
- SCT “Option Awards” column value			$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end			$—	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end			$—	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year			$—	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year			$(965,704)	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year			$(1,584,271)	$—	$—
+ Includable dividends/earnings on equity awards during covered year			$—	$—	$—
[+ excess fair value for equity award modifications]			$—	$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))			$(1,643,130)	$(524,483)	$9,727,192
For PEO 3 (Aaron Cooper):

Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	n/a	n/a	$6,528,618
- SCT “Stock Awards” column value					$4,878,999
- SCT “Option Awards” column value					$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end					$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end					$—
+ vesting date fair value of covered-year equity awards that vested in the covered year					$1,969,587
+/- change in fair value for prior-year equity awards that vested in the covered year					$(297,179)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year					$1,024,991
+ Includable dividends/earnings on equity awards during covered year					$—
[+ excess fair value for equity award modifications]					$—
Compensation Actually Paid to PEO 3 (column (c-3))					$2,297,036
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,722,432	$7,564,302	$720,376	$1,952,463	$3,033,187
- SCT “Stock Awards” column value	$(2,165,154)	$(7,103,914)	$(249,333)	$761,932	$2,148,633
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$1,172,001	$4,688,897	$784,665	$423,131	$1,447,245
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$1,590,552	$—	$94,177	$(1,023,866)	$(536,481)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$—	$—	$—
+/- change in fair value for prior-year equity awards that vested in the covered year	$1,531,769	$(452,833)	$(101,437)	$(412,436)	$102,972
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—	$(157,889)	$20,000	$1,643,060
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,851,600	$4,696,453	$1,090,560	$157,360	$255,230
*     The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation - Stock Compensation,” and does not differ materially from the methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount					$ 2,722,432	$ 7,564,302	$ 720,376	$ 1,952,463	$ 3,033,187
Non-PEO NEO Average Compensation Actually Paid Amount					$ 4,851,600	4,696,453	1,090,560	157,360	255,230
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2 and PEO 3, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3), (b-4) and column (d), respectively:

Item Added (Deducted)	2025	2024	2023	2022	2021
For PEO 1 (Dusan Senkypl):
Summary Compensation Table Total for PEO 1 (column (b-1))	$744,707	$19,057,618	$3,339,028	n/a	n/a
- SCT “Stock Awards” column value	$(530,495)	$(18,943,753)	$—
- SCT “Option Awards” column value	$—	$—	$(3,325,000)
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$—	$12,503,714	$18,750,006
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$5,357,685	$(641,502)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$9,696,359
+/- change in fair value for prior-year equity awards that vested in the covered year	$8,472,600	$(857,590)	$(44,706)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$14,044,496	$11,118,485	$28,415,687
For PEO 2 (Kedar Deshpande):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	n/a	$906,845	$8,690,747	$9,419,692
- SCT “Stock Awards” column value			$—	$7,980,691	$8,377,500
- SCT “Option Awards” column value			$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end			$—	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end			$—	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year			$—	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year			$(965,704)	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year			$(1,584,271)	$—	$—
+ Includable dividends/earnings on equity awards during covered year			$—	$—	$—
[+ excess fair value for equity award modifications]			$—	$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))			$(1,643,130)	$(524,483)	$9,727,192
For PEO 3 (Aaron Cooper):

Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	n/a	n/a	$6,528,618
- SCT “Stock Awards” column value					$4,878,999
- SCT “Option Awards” column value					$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end					$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end					$—
+ vesting date fair value of covered-year equity awards that vested in the covered year					$1,969,587
+/- change in fair value for prior-year equity awards that vested in the covered year					$(297,179)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year					$1,024,991
+ Includable dividends/earnings on equity awards during covered year					$—
[+ excess fair value for equity award modifications]					$—
Compensation Actually Paid to PEO 3 (column (c-3))					$2,297,036
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,722,432	$7,564,302	$720,376	$1,952,463	$3,033,187
- SCT “Stock Awards” column value	$(2,165,154)	$(7,103,914)	$(249,333)	$761,932	$2,148,633
- SCT “Option Awards” column value	$—	$—	$—	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$1,172,001	$4,688,897	$784,665	$423,131	$1,447,245
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$1,590,552	$—	$94,177	$(1,023,866)	$(536,481)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$—	$—	$—
+/- change in fair value for prior-year equity awards that vested in the covered year	$1,531,769	$(452,833)	$(101,437)	$(412,436)	$102,972
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—	$(157,889)	$20,000	$1,643,060
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,851,600	$4,696,453	$1,090,560	$157,360	$255,230
*     The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation - Stock Compensation,” and does not differ materially from the methodology and assumptions the Company uses for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return					Relationship of Compensation Actually Paid to Total Shareholder Return
Compensation Actually Paid vs. Net Income					Relationship of Compensation Actually Paid to Company Net Income
Compensation Actually Paid vs. Company Selected Measure					Relationship of Compensation Actually Paid to Company Adjusted EBITDA* * Adjusted EBITDA is a non-GAAP financial measure.
Total Shareholder Return Vs Peer Group					Relationship of Compensation Actually Paid to Total Shareholder Return
Tabular List, Table

Revenue
Adjusted EBITDA*
Stock Price

Total Shareholder Return Amount					$ 46.35	31.98	33.79	22.58	60.96
Peer Group Total Shareholder Return Amount					195.91	163.03	130.55	84.88	126.63
Net Income (Loss)					$ (83,250,000)	$ (56,514,000)	$ (52,934,000)	$ (234,380,000)	$ 120,348,000
Company Selected Measure Amount					69,332	69,308	55,453	(15,113)	143,228
PEO Name	Kedar Deshpande	Kedar Deshpande	Dusan Senkypl	Aaron Cooper	Dusan Senkypl	Dusan Senkypl		Kedar Deshpande
Additional 402(v) Disclosure					For each of 2025, 2024, 2023, 2022 and 2021, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on December 31, 2020 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our stock price at the end and the beginning of the Measurement Period, divided by (b) our stock price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021, as applicable. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with GAAP.
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Non-GAAP Measure Description					Adjusted EBITDA is calculated as set forth in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Stock Price
Dusan Senkypl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 744,707	$ 19,057,618	$ 3,339,028
PEO Actually Paid Compensation Amount					14,044,496	11,118,485	28,415,687
Kedar Deshpande [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							906,845	$ 8,690,747	$ 9,419,692
PEO Actually Paid Compensation Amount							(1,643,130)	(524,483)	9,727,192
Aaron Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									6,528,618
PEO Actually Paid Compensation Amount									2,297,036
PEO | Dusan Senkypl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	12,503,714	18,750,006
PEO | Dusan Senkypl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,357,685	(641,502)	0
PEO | Dusan Senkypl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	9,696,359
PEO | Dusan Senkypl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,472,600	(857,590)	(44,706)
PEO | Dusan Senkypl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Dusan Senkypl [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Dusan Senkypl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(530,495)	(18,943,753)	0
PEO | Dusan Senkypl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	(3,325,000)
PEO | Dusan Senkypl [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Kedar Deshpande [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	2,079,723	8,685,000
PEO | Kedar Deshpande [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	(3,645,000)	0
PEO | Kedar Deshpande [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	1,587,925	0
PEO | Kedar Deshpande [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(965,704)	(1,257,188)	0
PEO | Kedar Deshpande [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,584,271)	0	0
PEO | Kedar Deshpande [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | Kedar Deshpande [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	(7,980,691)	(8,377,500)
PEO | Kedar Deshpande [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | Kedar Deshpande [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | Aaron Cooper [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Aaron Cooper [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Aaron Cooper [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									1,969,587
PEO | Aaron Cooper [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(297,179)
PEO | Aaron Cooper [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,024,991)
PEO | Aaron Cooper [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Aaron Cooper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(4,878,999)
PEO | Aaron Cooper [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Aaron Cooper [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,172,001	4,688,897	784,665	423,131	1,447,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,590,552	0	94,177	(1,023,866)	(536,481)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,531,769	(452,833)	(101,437)	(412,436)	102,972
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	(157,889)	(20,000)	(1,643,060)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,165,154)	(7,103,914)	(249,333)	(761,932)	(2,148,633)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0	$ 0